Accumulated other Comprehensive Income - Summary of Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive Income	S/ (8,280)	S/ (20,599)	S/ (48,044)
Equity attributable to owners of parent [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive Income	(2,215)	(23,672)	(29,889)
Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive Income	(3,117)	4,194	(15,235)
Reserve of remeasurements of defined benefit plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive Income	S/ (2,948)	S/ (1,121)	S/ (2,921)